PROVISIONS AND CONTINGENCIES - Guarantees (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS AND CONTINGENCIES
Property and equipment	R$ 176,591	R$ 203,600
Judicial deposits and garnishments	6,663,805	6,351,566
Letters of guarantee	1,669,476	1,948,088
Short-term investments pledged as collateral	81,486	78,166
Contingent liability for guarantees
PROVISIONS AND CONTINGENCIES
Short-term investments pledged as collateral	R$ 69,764	R$ 67,393